Filed with the Securities and Exchange Commission on December 15, 2021
REGISTRATION NO. 333-162680
INVESTMENT COMPANY ACT NO. 811-07325
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 34
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 200
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PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(480) 429-4874
(Name, address and telephone number of agent for service)
COPIES TO:
RICHARD H. KIRK
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-3707
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 31, 2021 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 34 to Registration Statement No. 333-162680 for the purpose of including in the Registration Statement a Prospectus supplement. The Prospectus and the Statement of Additional Information, including financial statements filed therewith, are incorporated into Parts A and B of this Post-Effective Amendment by reference to Post-Effective Amendment No. 33 filed on April 5, 2021.
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PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated December 31, 2021
to Prospectuses dated April 30, 2021

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

This Supplement describes changes to the variable investment options available in your Annuity.
AST Bond Portfolio 2021
Effective on or about January 3, 2022, the AST Bond Portfolio 2021 will be closed and liquidated and, as a result, all references to the AST Bond Portfolio 2021 will be deleted from the Prospectus.
AST Portfolio Addition
AST Bond Portfolio 2033 (the “Portfolio”). Effective on or about January 3, 2022, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers – either incoming or outgoing. This Portfolio is available only with certain optional living benefits. The inside front cover of the Prospectus is hereby amended to include the name of this new Portfolio under “Variable Investment Options”.
In conjunction with the changes described above, the table captioned “Underlying Portfolio Annual Expenses” in the “Summary of Contract Fees and Charges” section of the Prospectus is revised to add the following information:

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Bond Portfolio 2033[1]	0.47%	0.08% [2]	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%
1     The Portfolio will commence operations on or about January 3, 2022.
2    Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal period ending December 31, 2022.

In the “Investment Options” section of the Prospectus, we add the following summary description for the Portfolio to the table below as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Bond Portfolio 2033	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

GENPRODSUP19-O

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:
(a)    Financial Statements
(1)    Financial Statements of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of the dates presented, and the Statements of Operations and the Statements of Changes in Net Assets for each of the periods presented, and the Notes relating thereto are incorporated by reference to Post-Effective Amendment No. 33 (File No. 333-162680) filed on April 5, 2021.
(2)    Consolidated Financial Statements of Pruco Life Insurance Company (Depositor) and its subsidiary consisting of the Consolidated Statements of Financial Position as of December 31, 2020 and 2019, and the related Consolidated Statements of Operations and Comprehensive Income, of Equity and of Cash Flows for each of the three years in the period ended December 31, 2020, including the related Notes and Financial Statement Schedule are incorporated by reference to Post-Effective Amendment No. 33 (File No. 333-162680) filed on April 5, 2021.

(b)	Exhibits

(1)
Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(2)	Not Applicable.

(3)(a)
Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance Company (Depositor). Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(b)(1)
Specimen Affiliated Insurer Amendment to Selling Agreement. Incorporated by reference to Pre-effective Amendment No. 1, Form N-4, Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b)(2)
List of Broker Dealers selling under original Selling Agreement. Incorporated by reference to Post-effective Amendment No. 1, Form N-4, Registration No. 333-162673, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b)(3)
List of Broker Dealers that executed Amendment to Selling Agreement. Incorporated by reference to Post-effective Amendment No. 1, Form N-4, Registration No. 333-162673, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(4)(a)
Form of Advisor Series certificate issued under annuity contract (including (schedule pages for each C and RIA) P-CR/IND (2/10). Incorporated by reference to Initial Registration No. 333-162673, filed October 26, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b)
Form of Return of Adjusted Purchase Payments Death Benefit Rider P-RID-ROP (02/10). Incorporated by reference to Initial Registration No. 333-162673, filed October 26, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(c)
Form of Return of Adjusted Purchase Payments Death Benefit Schedule Rider P-SCH-ROP (02/10). Incorporated by reference to Initial Registration No. 333-162673, filed October 26, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(d)
Form of Highest Anniversary Value Death Benefit Rider P-RID-HAV (02/10). Incorporated by reference to Initial Registration No. 333-162673, filed October 26, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(e)
Form of Highest Anniversary Value Death Benefit Schedule Supplement P-SCH-HAV (02/10). Incorporated by reference to Initial Registration No. 333-162673, filed October 26, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(f)
Form of Individual Retirement Annuity Endorsement P-END-IRA (02/10). Incorporated by reference to Initial Registration No. 333-162673, filed October 26, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(g)
Form of Roth Individual Retirement Annuity Endorsement P-END-ROTH (02/10). Incorporated by reference to Initial Registration No. 333-162673, filed October 26, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(h)
Form of Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN (02/10). Incorporated by reference to Initial Registration No. 333-162673, filed October 26, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(i)
Form of Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN (02/10). Incorporated by reference to Initial Registration No. 333-162673, filed October 26, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(j)
Form of Highest Daily Lifetime 6 Plus Benefit Rider (P-RID-HD6 (10/09) Incorporated by reference to Initial Registration No. 333-162673, filed October 26, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(k)
Form of Highest Daily Lifetime 6 Plus Schedule (P-SCH-HD6 (10/09) Incorporated by reference to Initial Registration No. 333-162673, filed October 26, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(l)
Form of Highest Daily Lifetime 6 Plus with LIA Benefit Rider (P-RID-HD6-LIA-(02/10) Incorporated by reference to Initial Registration No. 333-162673, filed October 26, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(m)
Form of Highest Daily Lifetime 6 Plus with LIA Schedule (P-SCH-HD6-LIA-(02/10)) Incorporated by reference to Initial Registration No. 333-162673, filed October 26, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(n)
Form of Highest Daily GRO II Benefit rider (P-RID-HD GRO-11/09) Incorporated by reference to Post-Effective Amendment No. 23 to Registration No. 333-130989, filed August 27, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(o)
Form of Highest Daily GRO II Benefit SCHEDULE (P-SCH-HD GRO-11/09) Incorporated by reference to Post-Effective Amendment No. 23 to Registration No. 333-130989, filed August 27, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(p)
Form of Gro Plus II benefit rider (P-RID-GRO (02/10). Incorporated by reference to Initial Registration No. 333-162673, filed October 26, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(q)
Form of Gro Plus II benefit schedule (P-SCH-GRO (02/10). Incorporated by reference to Initial Registration No. 333-162673, filed October 26, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(r)
Form of Highest Daily GRO II Benefit Schedule Supplement (P-SCH-HDGRO(11/09)((8/10)). Incorporated by reference to Post-effective Amendment No. 2 to Registration No. 333-162680, filed July 1, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(s)
Highest Daily Lifetime Income Benefit Rider (P-RID-HD (1/11)). Incorporated by reference to Post-effective Amendment No. 5 to Registration No. 333-162680, filed December 20, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(t)
Highest Daily Lifetime Income Benefit Schedule Supplement (P-SCH-HD (1/11)). Incorporated by reference to Post-effective Amendment No. 5 to Registration No. 333-162680, filed December 20, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(u)
Highest Daily Lifetime Income with Lifetime Income Accelerator Benefit Rider (P-RID-HD-LIA (1/11)). Incorporated by reference to Post-effective Amendment No. 5 to Registration No. 333-162680, filed December 20, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(v)
Highest Daily Lifetime Income with Lifetime Income Accelerator Benefit Schedule Supplement (P-SCH-HD-LIA (1/11)). Incorporated by reference to Post-effective Amendment No. 5 to Registration No. 333-162680, filed December 20, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(w)
Form of Highest Daily Lifetime Income Benefit 2.0 rider (P-RID-HD-7-12). Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162680, filed August 1, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(x)
Form of Highest Daily Lifetime Income Benefit 2.0 schedule (P-SCH-HD-7-12). Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162680, filed August 1, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(y)
Form of Highest Daily Lifetime Income Benefit 2.0 with LIA rider (P-RID-HD-LIA-7-12). Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162680, filed August 1, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(z)
Form of Highest Daily Lifetime Income Benefit 2.0 with LIA schedule (P-SCH-HD-LIA-7-12). Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162680, filed August 1, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(aa)
Form of Highest Daily Lifetime Income Benefit 2.0 rider with HDDB (P-RID-HD-HDB-7-12). Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162680, filed August 1, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ab)
Form of Highest Daily Lifetime Income Benefit 2.0 schedule with HDDB (P-SCH-HD-HDB-7-12). Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162680, filed August 1, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ac)
Form of Highest Daily Lifetime Income Benefit v2.1 rider P-RID-HD (2-13) (includes schedule pages P-SCH-HD (2-13). Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-162680, filed February 14, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ad)
Form of Highest Daily Lifetime Income Benefit v2.1 w/HDDB rider P-RID-HD-HDB (2-13) (includes schedule pages P-SCH-HD-HDB). Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-162680, filed February 14, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(ae)
Amendatory Tax Endorsement. Incorporated by reference to Post-Effective Amendment No. 18 to Registration No. 333-162680, filed April 15, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(5)(a)
Form of Application form for the Contract P-VAA (02/10). Incorporated by reference to Pre-effective Amendment No. 1 to Registration No. 333-162680, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b)
Form of Application form for the Contract P-IBVAA (02/10). Incorporated by reference to Pre-effective Amendment No. 1 to Registration No. 333-162680, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(c)
Form of Application for the Contract P-VAA (7/12). Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162680, filed August 1, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(d)
Form of Application for the Contract ORD202827 Rev (2/13). Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-162680, filed February 14, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(e)
Form of Application for the Beneficiary Contract ORD202863 Rev (2/13). Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-162680, filed February 14, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(6)(a)
Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(b)	By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. Incorporated by reference to Form 10-Q, as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(7)	Copy of reinsurance contract in connection with Variable Annuity Contracts:

(a)
Coinsurance Agreement for HD6+. Incorporated by reference to Post-effective Amendment No. 1, Form N-4, Registration No. 333-162673, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b)	Pruco Reinsurance Ltd, for HDI benefit via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-170466 filed April 1, 2011.

(c)
Coinsurance Agreement for HDI 2.0 Incorporated by reference to Post-Effective Amendment No. 18 to Registration No. 333-162680, filed April 15, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(8)	Other material contracts performed in whole or in part after the date the registration statement is filed:

(8)(a)
AST Fund Participation Agreement dated May 1, 2005, as amended and restated June 8, 2005, by and among Pruco Life Insurance Company, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC. Incorporated by reference to Pre-effective Amendment No. 1, Form N-4, Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(b)
Copy of Franklin Templeton Fund Participation Agreement. Incorporated by reference to Pre-effective Amendment No. 1, Form N-4, Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(c)
Copy of ProFunds Fund Participation Agreement. Incorporated by reference to Pre-effective Amendment No. 1 to Registration No. 333-162680, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(d)
Copy of Rule 22C-2 Agreement. Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-130989, filed April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(e)
Amendment effective as of February 25, 2013 to Fund Participation Agreement between Advanced Series Trust, Prudential Investments LLC, AST Investment Services, Inc., Prudential Annuities Distributors, Inc., Prudential Investment Management Services LLC and Pruco Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 18 to Registration No. 333-162680, filed April 15, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(f)
Fund Participation Agreement dated May 1, 2005, by and among Pruco Life Insurance Company, The Prudential Series Fund, Inc., Prudential Investments LLC, and Prudential Investment Management Services LLC. Incorporated by reference to Post-Effective Amendment No. 27 to Registration No. 333-162680, filed April 5, 2018 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(9)
Opinion of Counsel. Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement No. 333-162680, filed April 5, 2021 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(10)	Written Consent of Independent Registered Public Accounting Firm. Filed Herewith.

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Powers of Attorney for Dylan J. Tyson, Susan M. Mann, Markus Coombs, Nandini Mongia, Candace J. Woods, Caroline A. Feeney, and Salene Hitchcock-Gear. Filed Herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Dylan J. Tyson One Corporate Drive Shelton, Connecticut 06484-6208	President & Chief Executive Officer and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
Markus Coombs 213 Washington Street Newark, New Jersey 07102-2917	Vice President and Director
Lynn Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President, Chief Legal Officer, and Secretary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director
Salene Hitchcock-Gear 213 Washington Street Newark, New Jersey 07102-2917	Director
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Nandini Mongia 751 Broad Street Newark, New Jersey 07102	Director and Treasurer
Todd Bryden 280 Trumbull Street Hartford, Connecticut 06103	Chief Actuary and Senior Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the

Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 19, 2021, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 27. NUMBER OF CONTRACT OWNERS: As of October 31, 2021, there were 613 Qualified contract owners and 482 Non-Qualified contract owners.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS:
(a)    Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.
(b)    Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery 213 Washington Street Newark, New Jersey 07102-2917	President & Chief Executive Officer and Director
Anju Nanda One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Administrative Officer, Vice President and Director
Patricia L. O'Shea 213 Washington Street Newark, New Jersey 07102-2917	Chief Operating Officer
Kevin M. Brayton 280 Trumbull Street Hartford, Connecticut 06103-3509	Senior Vice President and Director
Francine B. Boucher 213 Washington Street Newark, New Jersey 07102-2917	Chief Legal Officer, Vice President and Secretary
Kevin Chaillet 751 Broad Street Newark, New Jersey 07102	Treasurer
Robert P. Smit 751 Broad Street Newark, New Jersey 07102	Chief Financial Officer and Controller
Aismara J. Casanova 213 Washington Street Newark, New Jersey 07102	Chief Compliance Officer and Vice President
Lynn Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Assistant Secretary
Jessica Conley 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Jonathan C. Corbell 751 Broad Street Newark, New Jersey 07102	Anti-Money Laundering Officer

ITEM 29. PRINCIPAL UNDERWRITERS:
(c)    Commissions received by PAD during 2020 with respect to all individual annuities issued by Pruco Life.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$528,879,454.81	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.

ITEM 32. UNDERTAKINGS
(a)    Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)    Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.
(c)    Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.
(d)    Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.
(e)    Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 15th day of December 2021.

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT
BY: PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Dylan J. Tyson*	Director, President and Chief Executive Officer	December 15, 2021
Dylan J. Tyson
Susan M. Mann*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director	December 15, 2021
Susan M. Mann
Markus Coombs*	Director and Vice President	December 15, 2021
Markus Coombs
Nandini Mongia*	Director and Treasurer	December 15, 2021
Nandini Mongia
Candace J. Woods*	Director	December 15, 2021
Candace J. Woods
Caroline A. Feeney*	Director	December 15, 2021
Caroline A. Feeney
Salene Hitchcock-Gear*	Director	December 15, 2021
Salene Hitchcock-Gear

By:	/s/ Richard H. Kirk
Richard H. Kirk
* Executed by Richard H. Kirk on behalf of those indicated pursuant to Power of Attorney.

EXHIBITS

Exhibit No	Description

(10)	Written consent of Independent Registered Public Accounting Firm.

(13)	Powers of Attorney for Dylan J. Tyson, Susan M. Mann, Markus Coombs, Nandini Mongia, Candace J. Woods, Caroline A. Feeney, and Salene Hitchcock-Gear.